UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2019

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 1.3%

Chemicals — 0.1%
GEO Specialty Chemicals, Inc.(a)(b)		2,054,182	$657,338
LyondellBasell Industries NV, Class A		26	2,915

			660,253
Diversified Financial Services — 1.0%
Kcad Holdings I Ltd.(a)(b)		1,075,282,735	6,505,461

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		10,719	161

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.(b)		39,601	971,363

Internet Software & Services — 0.0%
New Holdings LLC(a)		253	83,160

Media — 0.0%
Adelphia Communications Corp., Class A(a)(b)		400,001	4
Adelphia Recovery Trust(b)		396,569	436

			440
Metals & Mining — 0.0%
Ameriforge Group, Inc.		1,665	95,680

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,708	14,322

Total Common Stocks — 1.3% (Cost — $21,065,592)			8,330,840

		Par (000)
Asset-Backed Securities — 9.7%

Asset-Backed Securities — 9.7%
ALM VI Ltd., Series 2012-6A, Class B1RR, (3 mo. LIBOR US + 2.05%), 3.77%, 07/15/26(c)(d)	USD	3,000	3,000,594
ALM XVI Ltd/ALM XVI LLC, Series 2015-16A(c)(d):
Class BR, (3 mo. LIBOR US + 2.05%), 4.40%, 07/15/27		1,000	1,000,760
Class C1R, (3 mo. LIBOR US + 3.20%), 5.55%, 07/15/27		1,650	1,651,247
Class D, (3 mo. LIBOR US + 5.35%), 7.70%, 07/15/27		1,250	1,250,813
Anchorage Capital CLO 5-R, Ltd., Series 2014-5RA, Class C, 4.20%, 01/15/30(d)(e)		2,000	1,984,789
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, (3 mo. LIBOR US + 2.40%), 4.75%, 07/15/30(c)(d)		700	701,267
Anchorage Capital CLO Ltd., Series 2013-1A, Class BR, 4.49%, 10/13/30(d)(e)		1,000	1,001,832

Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CDO, Series 2015-21A, Class C, (3 mo. LIBOR US + 3.55%), 5.91%, 07/18/27(c)(d)	USD	1,650	$1,655,016
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(d)(e)		776	777,897
Ares CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 6.55%, 01/15/29(c)(d)		450	457,549
Ares XLIV CLO Ltd., Series 2017-44A(c)(d):
Class C, (3 mo. LIBOR US + 3.45%), 5.80%, 10/15/29		1,000	1,005,507
Class D, (3 mo. LIBOR US + 6.55%), 8.90%, 10/15/29		1,000	1,027,273
Ares XXVII CLO Ltd., Series 2013-2A(c)(d):
Class CR, (3 mo. LIBOR US + 2.40%), 4.76%, 07/28/29		1,400	1,414,804
Class DR, (3 mo. LIBOR US + 3.75%), 6.11%, 07/28/29		1,000	1,011,425
Benefit Street Partners CLO XII Ltd., Series 2017-12A(d)(e):
Class B, 4.35%, 10/15/30		1,000	994,763
Class C, 5.40%, 10/15/30		1,250	1,246,188
BlueMountain CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 3.20%), 5.55%, 10/15/26(c)(d)		1,000	1,001,933
Burnham Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 3.85%), 6.21%, 10/20/29(c)(d)		1,000	1,005,937
Carlyle Global Market Strategies CLO Ltd.(d):
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.10%), 6.46%, 01/20/29(c)		1,000	1,011,932
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.36%, 04/20/27(c)		1,250	1,251,336
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.30%), 7.66%, 04/20/27(c)		1,000	1,005,795
Series 2015-2A, Class CR, 4.62%, 04/27/27(e)		250	250,000
Catskill Park CLO, Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.70%), 6.06%, 04/20/29(c)(d)		1,000	1,010,687
CBAM 2017-3, Ltd., Series 2017-3A, Class E, 8.85%, 10/17/29(d)(e)		1,000	1,019,551
Cedar Funding IV CLO, Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 6.01%, 07/23/30(c)(d)		1,500	1,509,827

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding III Ltd., Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.90%), 4.26%, 07/22/26(c)(d)	USD	1,375	$1,375,988
CIFC Funding Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.15%), 5.51%, 07/22/26(c)(d)		1,000	1,000,542
Dryden Senior Loan Fund, Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.24%), 6.59%, 01/15/28(c)(d)		1,000	1,012,182
Elevation CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 7.02%, 11/15/28(c)(d)		800	808,627
Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 6.98%, 04/15/31(a)(d)(e)		425	405,875
Highbridge Loan Management Ltd.(d):
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.10%), 4.46%, 01/29/26(c)		1,250	1,250,731
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.10%), 4.46%, 01/29/26(c)		500	500,823
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.30%), 5.66%, 01/29/26(c)		1,250	1,251,098
Series 6A-2015, Class CR, 4.86%, 02/05/31(e)		300	295,366
LCM XV LP, Series 15A(c)(d):
Class CR, (3 mo. LIBOR US + 2.40%), 4.76%, 07/20/30		2,250	2,263,541
Class DR, (3 mo. LIBOR US + 3.70%), 6.06%, 07/20/30		1,250	1,262,839
LCM XXV, Ltd., Series 25A, Class D, (3 mo. LIBOR US + 3.45%), 5.81%, 07/20/30(c)(d)		1,000	1,005,671
Madison Park Funding Ltd., Series 2018-27A, Class B, 3.85%, 04/20/30(a)(d)(e)		1,000	992,300
Madison Park Funding X, Ltd., Series 2012-10A, Class DR, (3 mo. LIBOR US + 4.20%), 6.56%, 01/20/29(c)(d)		1,500	1,518,960
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.25%), 5.61%, 07/20/26(c)(d)		1,015	1,015,438
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.50%), 7.86%, 04/20/26(c)(d)		1,000	1,002,380
MP CLO VII, Ltd., Series 2015-1A, Class DR, 4.86%, 04/18/27(d)(e)		280	278,793
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class CR, 4.40%, 10/15/29(d)(e)		1,000	1,005,440

Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.65%), 6.01%, 04/22/29(c)(d)	USD	1,000	$1,008,187
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.25%), 6.61%, 11/14/27(c)(d)		1,000	1,008,638
OCP CLO Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.47%), 6.80%, 11/22/25(c)(d)		1,000	1,010,128
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 4.26%, 01/22/30(d)(e)		1,500	1,503,294
OZLM Funding IV Ltd., 4.56%, 10/22/30(d)(e)		1,000	1,001,829
OZLM Funding, Ltd., Series 2012-1A(c)(d):
Class BR2, (3 mo. LIBOR US + 2.30%), 4.66%, 07/23/29		1,000	1,006,283
Class CR2, (3 mo. LIBOR US + 3.60%), 5.96%, 07/23/29		1,000	1,009,716
OZLM IX Ltd., Series 2014-9A Class CR, (3 mo. LIBOR US + 3.55%), 5.91%, 01/20/27(c)(d)		750	750,979
Palmer Square CLO Ltd., Series 2015-2A(c)(d):
Class CR, (3 mo. LIBOR US + 3.70%), 6.06%, 07/20/30		1,200	1,210,416
Class DR, (3 mo. LIBOR US + 6.50%), 8.86%, 07/20/30		1,000	1,016,276
Recette CLO Ltd., Series 2015-1A, Class DR, 5.11%, 10/20/27(d)(e)		1,000	1,000,056
Symphony CLO Ltd., 6.00%, 07/15/28(d)(e)		1,700	1,697,018
THL Credit Wind River 2014-3 CLO, Ltd., Series 2014-3A, Class C1R, (3 mo. LIBOR US + 2.20%), 4.56%, 01/22/27(c)(d)		1,000	1,001,315
Webster Park CLO Ltd., Series 2015-1A(c)(d):
Class B1, (3 mo. LIBOR US + 3.10%), 5.46%, 01/20/27		500	500,413
Class C, (3 mo. LIBOR US + 4.05%), 6.41%, 01/20/27		500	500,660
York CLO 1, Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.35%), 4.71%, 01/22/27(c)(d)		1,500	1,502,094

Total Asset-Backed Securities — 9.7% (Cost — $63,843,791)			64,222,618

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 49.5%

Aerospace & Defense — 1.5%
Arconic, Inc.:
5.13%, 10/01/24	USD	1,194	$1,198,477
5.90%, 02/01/27		280	283,248
6.75%, 01/15/28		128	135,893
BBA US Holdings, Inc., 5.38%, 05/01/26(d)		327	327,818
Bombardier, Inc.(d):
7.75%, 03/15/20		168	178,500
8.75%, 12/01/21		122	135,420
6.00%, 10/15/22		1,356	1,345,559
6.13%, 01/15/23		486	484,178
7.50%, 12/01/24		660	688,050
7.50%, 03/15/25		1,389	1,434,281
KLX, Inc., 5.88%, 12/01/22(d)		1,312	1,371,040
Koppers, Inc., 6.00%, 02/15/25(d)		606	614,333
TransDigm UK Holdings PLC, 6.88%, 05/15/26(d)		493	502,860
TransDigm, Inc.:
6.00%, 07/15/22		922	934,677
6.50%, 07/15/24		609	621,180

			10,255,514
Air Freight & Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 06/15/22(d)		1,431	1,465,344

Airlines — 0.2%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		1,013	1,038,606
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18(d)		188	189,301

			1,227,907
Auto Components — 0.6%
Allison Transmission, Inc., 5.00%, 10/01/24(d)		685	679,862
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	119,879
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	133	126,018
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	100	118,214
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22	USD	829	848,689
6.38%, 12/15/25		184	183,310
IHO Verwaltungs GmbH(f):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	118,776
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	119,957
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	121,631

Security		Par (000)	Value
Auto Components (continued)
IHO Verwaltungs GmbH(f) (continued):
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(d)	USD	700	$674,625
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23(d)		425	428,187
Tesla, Inc., 5.30%, 08/15/25(d)		518	449,365
Venture Holdings Co. LLC(a)(g):
12.00%, 07/01/49		5,150	1
Series B, 9.50%, 07/01/05(b)		5,125	1
Volvo Car AB, 2.00%, 01/24/25	EUR	100	116,174

			4,104,689
Banks — 0.2%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)		100	122,968
Alpha Bank AE, 2.50%, 02/05/23		100	116,098
Banco Espirito Santo SA(g):
2.63%, 05/08/17(b)		100	33,026
4.00%, 01/21/19(b)		100	33,318
4.75%, 01/15/19		200	66,051
Banco Popolare, 2.75%, 07/27/20		100	117,361
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(h)		100	120,404
Bankia SA(h):
(5 year EUR Swap + 3.17%), 4.00%, 05/22/24		100	119,932
(5 year EUR Swap + 3.35%), 3.38%, 03/15/27		100	120,112
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27(h)		100	121,538
CIT Group, Inc.:
5.00%, 08/15/22	USD	74	75,203
5.25%, 03/07/25		214	217,210
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(e)	EUR	100	116,001
National Bank of Greece SA, 2.75%, 10/19/50		100	118,655

			1,497,877
Building Materials — 0.0%
Titan Global Finance PLC, 3.50%, 06/17/21		100	121,289

Building Products — 0.3%
Beacon Escrow Corp., 4.88%, 11/01/25(d)	USD	466	428,720
Building Materials Corp. of America, 6.00%, 10/15/25(d)		464	468,640
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		446	455,477
Standard Industries, Inc.(d):
5.50%, 02/15/23		136	138,890
5.38%, 11/15/24		252	247,590

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Building Products (continued)
USG Corp., 4.88%, 06/01/27(d)	USD	214	$213,262

			1,952,579
Capital Markets — 0.7%
Blackstone CQP Holdco LP(d):
6.50%, 03/20/21		3,526	3,526,000
6.00%, 08/18/21		576	574,560
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(d)		231	231,000
NFP Corp., 6.88%, 07/15/25(d)		106	104,675

			4,436,235
Chemicals — 3.2%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		800	788,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	121,221
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)	USD	325	320,937
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		364	416,325
10.00%, 10/15/25		376	438,040
CF Industries, Inc., 5.15%, 03/15/34		185	170,200
Chemours Co.:
6.63%, 05/15/23		270	283,576
7.00%, 05/15/25		121	129,773
5.38%, 05/15/27		200	194,500
GEO Specialty Chemicals, Inc., 15.24%, 10/18/25(a)		7,186	9,781,347
Hexion, Inc., 10.38%, 02/01/22(d)		311	305,170
Huntsman International LLC, 5.13%, 11/15/22		901	928,030
INEOS Finance PLC, 4.00%, 05/01/23	EUR	100	119,257
INEOS Group Holdings SA, 5.38%, 08/01/24		100	122,119
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	2,375	2,505,625
NOVA Chemicals Corp., 4.88%, 06/01/24(d)		350	334,687
Olin Corp., 5.00%, 02/01/30		281	264,505
Platform Specialty Products Corp.(d):
6.50%, 02/01/22		1,937	1,985,425
5.88%, 12/01/25		788	758,450
PQ Corp.(d):
6.75%, 11/15/22		509	535,722
5.75%, 12/15/25		247	242,678
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	120,997

Security		Par (000)	Value
Chemicals (continued)
WR Grace & Co-Conn, 5.13%, 10/01/21(d)	USD	410	$422,300

			21,288,884
Commercial Services & Supplies — 0.6%
ADT Corp.:
3.50%, 07/15/22		299	275,080
4.13%, 06/15/23		304	278,160
4.88%, 07/15/32(d)		736	577,760
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		310	310,000
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(d)		305	292,800
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		740	741,850
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		258	245,100
La Financiere Atalian SAS, 4.00%, 05/15/24	EUR	100	110,608
Mobile Mini, Inc., 5.88%, 07/01/24	USD	104	105,560
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	116,905
Park Aerospace Holdings Ltd.(d):
3.63%, 03/15/21	USD	62	59,675
5.25%, 08/15/22		32	31,560
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)		152	148,010
United Rentals North America, Inc.:
5.75%, 11/15/24		165	169,950
4.63%, 07/15/23		114	114,855
4.63%, 10/15/25		292	280,597
5.50%, 07/15/25		2	2,025
5.50%, 05/15/27		177	175,230
Verisure Holding AB, 6.00%, 11/01/22	EUR	113	137,272

			4,172,997
Communications Equipment — 0.4%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(d)		105	105,263
CommScope, Inc., 5.50%, 06/15/24(d)		227	227,567
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		1,921	1,947,414
6.38%, 05/15/25		92	93,265
5.75%, 01/15/27(d)		475	459,562

			2,833,071
Construction & Engineering — 0.5%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(d)		1,399	1,492,691
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(d)		704	719,840
Engility Corp., 8.88%, 09/01/24		468	490,230

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering (continued)
SPIE SA, 3.13%, 03/22/24	EUR	100	$117,173
SRS Distribution, Inc., 8.25%, 07/01/26(d)	USD	265	258,044
Tutor Perini Corp., 6.88%, 05/01/25(d)		182	183,310
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(d)		52	49,530

			3,310,818
Construction Materials — 0.6%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(d)		202	198,465
American Tire Distributors, Inc., 10.25%, 03/01/22(d)		205	100,450
HD Supply, Inc., 5.75%, 04/15/24(d)		3,295	3,455,631
PulteGroup, Inc., 5.50%, 03/01/26		235	233,825
Rexel SA, 3.50%, 06/15/23	EUR	130	156,977

			4,145,348
Consumer Discretionary — 0.2%
Arch Merger Sub, Inc., 8.50%, 09/15/25(d)	USD	512	474,880
Elis SA, 1.88%, 02/15/23	EUR	100	115,997
Viking Cruises Ltd.(d):
6.25%, 05/15/25	USD	122	119,865
5.88%, 09/15/27		878	820,930

			1,531,672
Consumer Finance — 0.7%
Ally Financial, Inc.:
5.13%, 09/30/24		1,207	1,237,175
8.00%, 11/01/31		1,055	1,266,000
Navient Corp.:
6.63%, 07/26/21		177	183,638
6.50%, 06/15/22		326	336,595
5.50%, 01/25/23		195	191,831
7.25%, 09/25/23		10	10,525
6.13%, 03/25/24		237	237,593
5.88%, 10/25/24		258	254,207
5.63%, 08/01/33		260	222,300
Nexi Capital SpA, 3.63%, 05/01/23(e)	EUR	100	114,590
OneMain Financial Holdings LLC, 7.25%, 12/15/21(d)	USD	62	64,263
Springleaf Finance Corp.:
5.63%, 03/15/23		22	21,725
6.88%, 03/15/25		395	393,025
7.13%, 03/15/26		334	333,900

			4,867,367
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(d)		653	648,723
6.75%, 05/15/24	EUR	125	158,005
7.25%, 05/15/24(d)	USD	2,220	2,317,125

Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (continued):
6.00%, 02/15/25(d)	USD	733	$718,340
4.75%, 07/15/27	GBP	100	128,379
Ball Corp., 5.00%, 03/15/22	USD	158	162,740
Berry Global, Inc., 4.50%, 02/15/26(d)		192	179,520
BWAY Holding Co.(d):
5.50%, 04/15/24		482	475,975
7.25%, 04/15/25		322	316,172
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 02/01/26(d)		134	126,576
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		244	220,820
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	121,567
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(f)		100	121,986
Mercer International, Inc., 6.50%, 02/01/24	USD	144	147,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
6.88%, 02/15/21		57	57,751
(3 mo. LIBOR US + 3.50%), 5.85%, 07/15/21(c)(d)		1,361	1,376,924
5.13%, 07/15/23(d)		372	365,490
7.00%, 07/15/24(d)		880	903,056
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	120,798
Sealed Air Corp., 4.88%, 12/01/22(d)	USD	178	181,560
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	118,944
Verallia Packaging SASU, 5.13%, 08/01/22		100	120,377

			9,088,788
Diversified Consumer Services — 0.6%
APX Group, Inc.:
8.75%, 12/01/20	USD	322	309,120
7.88%, 12/01/22		436	430,550
Laureate Education, Inc., 8.25%, 05/01/25(d)		119	125,842
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(d)		2,740	2,898,920

			3,764,432
Diversified Financial Services — 0.6%
Aircastle Ltd.:
5.13%, 03/15/21		33	33,784
5.50%, 02/15/22		337	350,480
Arrow Global Finance PLC(3 mo. Euribor + 2.88%), 2.88%, 04/01/25(c)	EUR	100	113,509
Banca IFIS SpA, 4.50%, 10/17/27(e)		100	108,722

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
FBM Finance, Inc., 8.25%, 08/15/21(d)	USD	350	$366,380
HSBC Holdings PLC, 6.25%(e)(i)		200	200,200
Intrum Justitia AB, 2.75%, 07/15/22	EUR	100	114,583
Jefferies Finance LLC/JFIN Co-Issuer Corp.(d):
7.38%, 04/01/20	USD	625	628,906
6.88%, 04/15/22		516	512,775
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)		272	263,581
Travelport Corporate Finance PLC, 6.00%, 03/15/26(d)		208	209,040
UniCredit SpA:
6.95%, 10/31/22	EUR	100	134,975
(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(h)		100	120,364
Vantiv LLC/Vanity Issuer Corp.(d):
3.88%, 11/15/25	GBP	100	128,415
4.38%, 11/15/25	USD	221	208,845
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	100	121,612

			3,616,171
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.:
5.63%, 04/01/25	USD	185	172,755
Series P, 7.60%, 09/15/39		117	98,865
Series S, 6.45%, 06/15/21		1,679	1,718,960
Series U, 7.65%, 03/15/42		401	338,845
Series Y, 7.50%, 04/01/24		244	250,869
Cincinnati Bell, Inc., 7.00%, 07/15/24(d)		754	674,830
Embarq Corp., 8.00%, 06/01/36		158	150,100
Frontier Communications Corp.:
10.50%, 09/15/22		210	189,000
7.13%, 01/15/23		332	243,605
6.88%, 01/15/25		410	262,400
11.00%, 09/15/25		1,587	1,269,600
8.50%, 04/01/26(d)		482	466,938
Level 3 Financing, Inc.:
5.38%, 08/15/22		713	713,000
5.13%, 05/01/23		1,120	1,094,856
5.38%, 01/15/24		646	629,850
5.38%, 05/01/25		758	733,365
5.25%, 03/15/26		340	323,170
OTE PLC, 3.50%, 07/09/20	EUR	100	120,827
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(h)(i)	USD	735	663,337
4.00%, 04/20/23	EUR	100	120,178
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	279	283,185
6.00%, 09/30/34		498	475,590

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued):
7.20%, 07/18/36	USD	397	$421,813
7.72%, 06/04/38		59	65,343
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	164,802
Telecom Italia SpA, 3.25%, 01/16/23		150	186,744

			11,832,827
Electric Utilities — 0.1%
AES Corp., 5.50%, 04/15/25	USD	106	107,060
DPL, Inc., 7.25%, 10/15/21		52	56,680
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(d)		169	161,395
Talen Energy Supply LLC, 6.50%, 06/01/25		45	34,862

			359,997
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24	EUR	100	125,894

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	USD	1,953	2,011,590

Energy Equipment & Services — 0.9%
Ensco PLC:
5.20%, 03/15/25		55	46,063
7.75%, 02/01/26		388	369,570
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(d)		390	393,900
Pioneer Energy Services Corp., 6.13%, 03/15/22		573	544,350
Precision Drilling Corp.:
6.50%, 12/15/21		4	4,081
7.75%, 12/15/23		150	158,625
Transocean, Inc.:
8.38%, 12/15/21		425	455,812
5.80%, 10/15/22		260	258,700
9.00%, 07/15/23(d)		714	769,335
6.80%, 03/15/38		267	224,947
Trinidad Drilling Ltd., 6.63%, 02/15/25(d)		436	415,290
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (d)		412	424,360
Weatherford International Ltd.:
7.75%, 06/15/21		992	1,006,880
8.25%, 06/15/23		351	340,470
6.50%, 08/01/36		266	207,480
7.00%, 03/15/38		180	143,100

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd. (continued):
5.95%, 04/15/42	USD	189	$139,860

			5,902,823
Environmental, Maintenance, & Security Service — 0.2%
Tervita Escrow Corp., 7.63%, 12/01/21(d)		894	902,940
Waste Pro USA, Inc., 5.50%, 02/15/26(d)		266	256,690

			1,159,630
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		204	191,821
5.75%, 03/15/25		54	47,531
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	135,330
Casino Guichard Perrachon SA, 4.50%, 03/07/24	EUR	200	238,882
Post Holdings, Inc., 5.63%, 01/15/28(d)	USD	69	65,033
Rite Aid Corp., 6.13%, 04/01/23(d)		218	223,450

			902,047
Food Products — 0.4%
Acosta, Inc., 7.75%, 10/01/22(d)		272	162,520
Aramark Services, Inc., 5.00%, 02/01/28(d)		588	565,950
B&G Foods, Inc., 5.25%, 04/01/25		72	67,680
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)		536	515,900
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(d)		688	639,840
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(d)		352	332,640
Pilgrim’s Pride Corp.(d):
5.75%, 03/15/25		212	204,580
5.88%, 09/30/27		59	55,460
Post Holdings, Inc.(d):
5.50%, 03/01/25		50	49,250
5.75%, 03/01/27		56	54,163

			2,647,983
Health Care Equipment & Supplies — 1.0%
Avantor, Inc.:
4.75%, 10/01/24	EUR	100	117,444
6.00%, 10/01/24(d)	USD	2,350	2,338,250
Crimson Merger Sub, Inc., 6.63%, 05/15/22(d)		2,159	2,133,459
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(d)		902	907,637

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(d):
4.88%, 04/15/20	USD	350	$336,875
5.75%, 08/01/22		1,020	882,300
5.63%, 10/15/23		236	194,995
5.50%, 04/15/25		63	50,249

			6,961,209
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		458	458,000
5.63%, 02/15/23		105	106,181
6.50%, 03/01/24		122	126,270
Amsurg Corp., 5.63%, 07/15/22		50	50,938
Centene Corp.:
5.63%, 02/15/21		688	706,376
4.75%, 05/15/22		67	67,670
6.13%, 02/15/24		311	326,939
Centene Escrow I Corp., 5.38%, 06/01/26(d)		1,818	1,837,453
CHS/Community Health Systems, Inc., 5.13%, 08/01/21		309	290,364
DaVita, Inc., 5.13%, 07/15/24		317	309,075
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(d)(f)		342	346,343
HCA, Inc.:
5.88%, 03/15/22		1,061	1,115,376
5.00%, 03/15/24		807	812,810
5.88%, 02/15/26		1,427	1,435,933
5.25%, 06/15/26		989	985,291
4.50%, 02/15/27		35	33,163
5.50%, 06/15/47		1,593	1,485,472
HealthSouth Corp., 5.75%, 11/01/24		179	181,685
MEDNAX, Inc., 5.25%, 12/01/23(d)		208	204,880
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		395	409,813
NVA Holdings, Inc., 6.88%, 04/01/26(d)		204	201,001
Polaris Intermediate Corp., (8.50% PIK), 8.50%, 12/01/22(d)(f)		673	695,714
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(d)		169	177,239
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(d)		128	129,600
Surgery Center Holdings, Inc., 8.88%, 04/15/21(d)		322	330,050
Team Health Holdings, Inc., 6.38%, 02/01/25(d)		573	497,078
Tenet Healthcare Corp.:
6.00%, 10/01/20		1,123	1,159,498
7.50%, 01/01/22(d)		322	337,359
8.13%, 04/01/22		2,540	2,657,475
4.63%, 07/15/24(d)		456	438,330

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 10.38%, 03/01/24(d)	USD	398	$437,800

			18,351,176
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		198	189,338
Quintiles IMS, Inc., 3.25%, 03/15/25(d)	EUR	100	115,286

			304,624
Hotels, Restaurants & Leisure — 1.8%
Burger King France SAS(3 mo. Euribor + 5.25%), 5.25%, 05/01/23(c)		100	117,700
Churchill Downs, Inc., 4.75%, 01/15/28(d)	USD	94	87,655
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	EUR	100	119,815
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	113,140
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(d)	USD	551	526,205
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		80	80,142
5.38%, 04/15/26		106	105,177
Golden Nugget, Inc., 6.75%, 10/15/24(d)		493	498,546
IRB Holding Corp., 6.75%, 02/15/26(d)		221	208,845
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24		66	65,175
5.25%, 06/01/26		250	244,375
MGM Resorts International:
5.25%, 03/31/20		1,126	1,149,927
6.75%, 10/01/20		82	86,514
6.63%, 12/15/21		1,352	1,433,120
7.75%, 03/15/22		328	359,160
4.63%, 09/01/26		987	912,975
New Red Finance, Inc.(d):
4.25%, 05/15/24		7	6,632
5.00%, 10/15/25		1,546	1,464,835
Scientific Games International, Inc.:
10.00%, 12/01/22		1,689	1,811,469
5.00%, 10/15/25(d)		438	422,670
Six Flags Entertainment Corp., 4.88%, 07/31/24(d)		725	699,625
Station Casinos LLC, 5.00%, 10/01/25(d)		372	357,492
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	61	89,644
Vue International Bidco PLC, 7.88%, 07/15/20		147	196,636

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.:
4.15%, 04/01/24	USD	188	$185,905
5.10%, 10/01/25		34	35,151
4.50%, 04/01/27		49	48,377
Wynn Macau Ltd., 5.50%, 10/01/27(d)		400	386,000

			11,812,907
Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(d)		285	287,878
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(d)		229	243,313
Lennar Corp.:
6.63%, 05/01/20(d)		130	135,688
8.38%, 01/15/21(d)		852	937,200
4.75%, 11/15/22		118	117,422
4.88%, 12/15/23		265	264,338
5.25%, 06/01/26(d)		193	189,140
4.75%, 11/29/27(d)		305	284,412
Mattamy Group Corp., 6.50%, 10/01/25(d)		90	88,962
Tempur Sealy International, Inc., 5.50%, 06/15/26		227	219,055
Toll Brothers Finance Corp., 6.75%, 11/01/19		110	114,125
TRI Pointe Group, Inc.:
4.38%, 06/15/19		435	435,000
4.88%, 07/01/21		325	325,812

			3,642,345
Household Products — 0.0%
Diamond (BC) BV, 5.63%, 08/15/25	EUR	102	105,924

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.50%, 03/15/23	USD	213	213,000
4.88%, 05/15/23		122	122,305
6.00%, 05/15/26		356	367,125
5.13%, 09/01/27		608	598,880
Calpine Corp.:
5.38%, 01/15/23		230	219,075
5.88%, 01/15/24(d)		128	127,680
5.25%, 06/01/26(d)		1,004	948,780
Dynegy, Inc.:
7.38%, 11/01/22		231	242,642
5.88%, 06/01/23		133	136,491
8.00%, 01/15/25(d)		458	495,785
8.13%, 01/30/26(d)		217	237,886
NRG Energy, Inc.:
6.63%, 01/15/27		1,062	1,096,515
5.75%, 01/15/28(d)		298	294,275

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.38%, 08/15/24	USD	341	$339,295
TerraForm Power Operating LLC(d):
4.25%, 01/31/23		222	214,230
5.00%, 01/31/28		222	209,513

			5,863,477
Industrial Conglomerates — 0.3%
BWX Technologies, Inc., 5.38%, 07/15/26(d)		277	279,770
Colfax Corp., 3.25%, 05/15/25	EUR	100	117,372
Vertiv Group Corp., 9.25%, 10/15/24(d)	USD	1,639	1,606,220

			2,003,362
Insurance — 0.4%
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	GBP	100	137,210
Assicurazioni Generali SpA(h):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	140,551
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	126,836
Groupama SA, 6.00%, 01/23/27		100	139,956
HUB International Ltd., 7.00%, 05/01/26(d)	USD	667	667,534
USIS Merger Sub, Inc., 6.88%, 05/01/25(d)		23	23,173
Wayne Merger Sub LLC, 8.25%, 08/01/23(d)		1,578	1,629,285

			2,864,545
Internet Software & Services — 0.4%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	115,765
5.88%, 01/15/26	USD	797	811,944
Netflix, Inc.:
3.63%, 05/15/27	EUR	100	115,795
5.88%, 11/15/28(d)	USD	377	378,998
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)		347	353,073
Sabre GLBL, Inc., 5.25%, 11/15/23(d)		221	221,530
Symantec Corp., 5.00%, 04/15/25(d)		422	408,585
United Group BV, 4.38%, 07/01/22	EUR	126	150,452
ZPG PLC, 3.75%, 07/15/23	GBP	100	136,956

			2,693,098
IT Services — 1.2%
First Data Corp.(d):
7.00%, 12/01/23	USD	2,653	2,779,548
5.75%, 01/15/24		3,976	3,990,910
Gartner, Inc., 5.13%, 04/01/25(d)		320	317,600

Security		Par (000)	Value
IT Services (continued)
WEX, Inc., 4.75%, 02/01/23(d)	USD	826	$828,065

			7,916,123
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(d)		450	438,323

Machinery — 0.4%
EnPro Industries, Inc., 5.88%, 09/15/22		292	298,570
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	109	125,230
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)	USD	265	255,063
SPX FLOW, Inc.(d):
5.63%, 08/15/24		359	354,512
5.88%, 08/15/26		209	205,865
Terex Corp., 5.63%, 02/01/25(d)		740	734,450
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		724	687,800

			2,661,490
Media — 6.5%
Altice Financing SA(d):
6.63%, 02/15/23		200	197,160
7.50%, 05/15/26		394	376,763
Altice France SA(d):
6.00%, 05/15/22		1,192	1,187,530
7.38%, 05/01/26		1,659	1,613,377
Altice Luxembourg SA:
7.75%, 05/15/22(d)		1,390	1,334,400
6.25%, 02/15/25	EUR	100	113,715
Altice US Finance I Corp.(d):
5.38%, 07/15/23	USD	1,707	1,681,395
5.50%, 05/15/26		637	611,711
AMC Networks, Inc.:
5.00%, 04/01/24		259	250,595
4.75%, 08/01/25		353	330,938
Cablevision Systems Corp., 8.00%, 04/15/20		502	529,610
CBS Radio, Inc., 7.25%, 11/01/24(d)		121	116,160
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23		380	379,050
4.00%, 03/01/23(d)		486	464,188
5.13%, 05/01/27(d)		3,403	3,186,059
5.00%, 02/01/28(d)		155	143,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.(d):
5.13%, 12/15/21		1,313	1,306,477
7.75%, 07/15/25		1,745	1,806,075
7.50%, 04/01/28		583	583,729
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		1,300	1,325,411

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Clear Channel International BV, 8.75%, 12/15/20(d)	USD	762	$790,575
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		5,604	5,721,116
Series B, 7.63%, 03/15/20		1,993	1,993,000
CSC Holdings LLC:
10.13%, 01/15/23(d)		1,250	1,385,937
5.25%, 06/01/24		742	701,338
6.63%, 10/15/25(d)		400	413,000
10.88%, 10/15/25(d)		2,849	3,301,279
DISH DBS Corp.:
5.88%, 07/15/22		1,537	1,441,706
5.00%, 03/15/23		281	242,281
7.75%, 07/01/26		1,635	1,412,231
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	119,266
Hughes Satellite Systems Corp., 5.25%, 08/01/26	USD	1,033	982,641
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		14	12,241
9.75%, 07/15/25(d)		1,103	1,144,363
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	100	125,673
Live Nation Entertainment, Inc., 4.88%, 11/01/24(d)	USD	72	70,020
MDC Partners, Inc., 6.50%, 05/01/24(d)		490	433,650
Meredith Corp., 6.88%, 02/01/26(d)		378	381,780
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(d)		463	487,308
Numericable Group SA, 5.38%, 05/15/22	EUR	100	119,535
Sirius XM Radio, Inc.(d):
4.63%, 05/15/23	USD	60	59,025
5.00%, 08/01/27		243	230,884
TEGNA, Inc.:
5.13%, 10/15/19		115	115,288
5.50%, 09/15/24(d)		172	172,860
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)		400	388,069
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(d)		399	433,913
Tribune Media Co., 5.88%, 07/15/22		34	34,383
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(d)		400	404,500
Univision Communications, Inc.(d):
5.13%, 05/15/23		381	360,998
5.13%, 02/15/25		166	152,869
UPCB Finance IV Ltd., 5.38%, 01/15/25(d)		200	192,000
Videotron Ltd., 5.13%, 04/15/27(d)		632	611,460
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		667	631,149

Security		Par (000)	Value
Media (continued)
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	$263,252
Virgin Media Secured Finance PLC, 4.88%, 01/15/27		100	129,947
Ziggo Secured Finance BV, 5.50%, 01/15/27(d)	USD	150	143,205

			43,140,460
Metals & Mining — 2.8%
Alcoa Nederland Holding BV(d):
7.00%, 09/30/26		270	290,925
6.13%, 05/15/28		200	205,500
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		317	330,076
Constellium NV(d):
5.75%, 05/15/24		250	241,250
5.88%, 02/15/26		926	882,015
First Quantum Minerals Ltd., 7.25%, 05/15/22(d)		235	236,469
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		430	424,088
4.00%, 11/14/21		804	795,960
3.55%, 03/01/22		2,317	2,238,801
3.88%, 03/15/23		2,005	1,927,326
5.40%, 11/14/34		1,271	1,169,320
5.45%, 03/15/43		1,200	1,083,000
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		342	360,974
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)		482	531,405
Novelis Corp.(d):
6.25%, 08/15/24		2,118	2,144,687
5.88%, 09/30/26		1,022	1,001,662
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	112,813
Ovako AB, 5.00%, 10/05/22		100	119,120
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	590	599,145
5.25%, 04/15/23		295	299,794
5.50%, 10/01/24		138	140,760
4.13%, 09/15/25		243	229,635
5.00%, 12/15/26		35	34,608
Teck Resources Ltd.:
3.75%, 02/01/23		848	819,388
5.20%, 03/01/42		750	678,750
5.40%, 02/01/43		977	901,283
ThyssenKrupp AG, 1.38%, 03/03/22	EUR	75	88,118
United States Steel Corp.:
6.88%, 08/15/25	USD	274	280,220

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
United States Steel Corp. (continued):
6.25%, 03/15/26	USD	394	$390,434

			18,557,526
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., 6.88%, 10/15/21		323	326,230

Multiline Retail — 0.1%
Neiman Marcus Group Ltd.(d):
8.00%, 10/15/21		1,035	740,025
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21(f)		165	116,857

			856,882
Oil, Gas & Consumable Fuels — 6.1%
Aker BP ASA, 5.88%, 03/31/25(d)		276	284,280
Andeavor Logistics LP, Series A, 6.88%(e)(i)		402	402,080
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		348	374,970
California Resources Corp., 8.00%, 12/15/22(d)		489	431,582
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21		120	118,050
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		321	325,012
8.25%, 07/15/25		114	121,410
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		442	483,994
5.88%, 03/31/25		950	991,562
5.13%, 06/30/27		662	657,862
Cheniere Energy Partners LP, 5.25%, 10/01/25(d)		498	484,305
Chesapeake Energy Corp.:
8.00%, 12/15/22(d)		95	100,463
8.00%, 06/15/27		1,064	1,056,020
CNX Resources Corp., 5.88%, 04/15/22		5,748	5,798,295
CONSOL Energy, Inc.:
8.00%, 04/01/23		16	17,000
11.00%, 11/15/25(d)		288	315,720
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)		627	620,730
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		90	91,575
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		432	420,129
DCP Midstream LLC(d):
4.75%, 09/30/21		745	754,312
6.45%, 11/03/36		250	265,625
6.75%, 09/15/37		226	241,537

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
DEA Finance SA, 7.50%, 10/15/22	EUR	100	$125,463
Denbury Resources, Inc., 9.25%, 03/31/22(d)	USD	696	739,500
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		118	121,835
Diamondback Energy, Inc.:
4.75%, 11/01/24		102	98,430
5.38%, 05/31/25		60	59,400
Eclipse Resources Corp., 8.88%, 07/15/23		140	131,600
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(d)		38	37,240
Energy Transfer Equity LP:
7.50%, 10/15/20		200	215,500
4.25%, 03/15/23		501	485,344
5.88%, 01/15/24		307	318,512
5.50%, 06/01/27		146	148,008
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		20	19,500
9.38%, 05/01/24(d)		631	495,524
8.00%, 11/29/24(d)		44	43,560
7.75%, 05/15/26(d)		784	797,720
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		102	106,845
5.63%, 02/01/26		598	572,585
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25		62	59,675
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		149	153,098
Gulfport Energy Corp.:
6.63%, 05/01/23		215	216,075
6.00%, 10/15/24		192	180,480
6.38%, 05/15/25		138	132,479
Halcon Resources Corp., Series WI, 6.75%, 02/15/25		626	588,440
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(d)		206	207,030
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		116	110,780
Jagged Peak Energy LLC, 5.88%, 05/01/26(d)		171	168,863
MEG Energy Corp.(d):
6.38%, 01/30/23		3	2,708
7.00%, 03/31/24		412	371,830
6.50%, 01/15/25		738	739,616
Murphy Oil Corp.:
6.88%, 08/15/24		673	713,380
5.75%, 08/15/25		25	24,938
5.88%, 12/01/42		58	52,969

11

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc., 5.75%, 02/01/25(d)	USD	380	$360,050
Neptune Energy Bondco PLC, 6.63%, 05/15/25(d)		200	198,500
Newfield Exploration Co., 5.38%, 01/01/26		317	326,114
NGPL PipeCo LLC(d):
4.38%, 08/15/22		240	239,700
4.88%, 08/15/27		295	286,415
7.77%, 12/15/37		879	1,032,825
Noble Holding International Ltd.:
7.75%, 01/15/24		400	375,000
7.95%, 04/01/25		37	33,759
7.88%, 02/01/26(d)		1,119	1,139,981
Oasis Petroleum, Inc.:
6.88%, 03/15/22		53	53,795
6.88%, 01/15/23		33	33,495
Paramount Resources Ltd., 6.88%, 06/30/23(d)		457	472,995
Parsley Energy LLC/Parsley Finance Corp.(d):
5.38%, 01/15/25		165	162,938
5.63%, 10/15/27		165	162,938
PDC Energy, Inc., 6.13%, 09/15/24		98	99,715
Petroleos Mexicanos, 5.38%, 03/13/22		102	104,541
Precision Drilling Corp., 7.13%, 01/15/26(d)		64	65,280
QEP Resources, Inc.:
6.88%, 03/01/21		8	8,480
5.38%, 10/01/22		671	682,541
5.63%, 03/01/26		78	74,490
Range Resources Corp.:
5.88%, 07/01/22		686	691,145
4.88%, 05/15/25		321	301,740
Resolute Energy Corp., 8.50%, 05/01/20		639	639,799
Rockies Express Pipeline LLC(d):
6.85%, 07/15/18		99	99,371
6.00%, 01/15/19		26	26,350
5.63%, 04/15/20		140	143,808
6.88%, 04/15/40		247	284,050
Rowan Cos., Inc.:
4.88%, 06/01/22		95	88,944
4.75%, 01/15/24		117	100,328
7.38%, 06/15/25		462	442,365
RSP Permian, Inc., 6.63%, 10/01/22		356	371,130
Sanchez Energy Corp.:
7.75%, 06/15/21		1,254	1,078,039
6.13%, 01/15/23		473	310,997
7.25%, 02/15/23(d)		226	221,762
SESI LLC:
7.13%, 12/15/21		180	183,375
7.75%, 09/15/24		265	274,937

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd., 5.38%, 09/30/25(d)	USD	607	$585,755
SM Energy Co.:
6.50%, 11/15/21		300	305,250
6.50%, 01/01/23		34	34,510
5.00%, 01/15/24		709	664,687
5.63%, 06/01/25		12	11,490
6.75%, 09/15/26		30	30,525
Southwestern Energy Co.:
6.45%, 01/23/25(e)		243	238,747
7.50%, 04/01/26		413	427,463
7.75%, 10/01/27		225	235,125
Sunoco LP/Sunoco Finance Corp.(d):
4.88%, 01/15/23		510	487,055
5.88%, 03/15/28		151	141,865
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24		384	385,920
5.50%, 01/15/28		405	391,331
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		248	244,900
5.88%, 04/15/26(d)		410	411,923
5.00%, 01/15/28(d)		482	452,935
Whiting Petroleum Corp., 6.63%, 01/15/26(d)		236	241,605
Williams Cos., Inc.:
8.75%, 03/15/32		285	370,500
5.75%, 06/24/44		585	612,787
WPX Energy, Inc.:
6.00%, 01/15/22		103	108,150
8.25%, 08/01/23		400	454,000
5.25%, 09/15/24		158	156,420

			40,760,075
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,436

Pharmaceuticals — 1.6%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(d)		154	154,578
Ephios Bondco PLC, 6.25%, 07/01/22	EUR	100	120,266
Ephios Holdco II PLC, 8.25%, 07/01/23		100	123,551
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(d)	USD	468	493,740
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)		2,123	2,134,146
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	113,398

12

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	596	$582,369
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(d)		456	464,550
6.75%, 08/15/21(d)		52	52,536
5.63%, 12/01/21(d)		180	178,380
6.50%, 03/15/22(d)		742	771,086
7.25%, 07/15/22(d)		16	16,243
5.50%, 03/01/23(d)		1,575	1,466,089
4.50%, 05/15/23	EUR	340	375,711
5.88%, 05/15/23(d)	USD	602	568,890
7.00%, 03/15/24(d)		1,166	1,221,385
6.13%, 04/15/25(d)		493	456,025
5.50%, 11/01/25(d)		302	296,337
9.25%, 04/01/26(d)		231	242,465
8.50%, 01/31/27(d)(j)		606	616,984

			10,448,729
Real Estate Investment Trusts (REITs) — 0.7%
GEO Group, Inc.:
5.88%, 01/15/22		90	91,462
5.13%, 04/01/23		227	223,243
5.88%, 10/15/24		454	448,357
6.00%, 04/15/26		100	97,750
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		200	190,500
5.13%, 05/01/26(d)		349	339,839
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		2	1,930
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	114,567
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	USD	453	457,530
4.50%, 09/01/26		1,228	1,126,690
4.50%, 01/15/28		170	152,575
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		164	154,170
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	156,576
Starwood Property Trust, Inc.:
5.00%, 12/15/21	USD	438	444,570
4.75%, 03/15/25(d)		98	94,296
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		264	293,255
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(d)		220	219,450

			4,606,760
Real Estate Management & Development — 0.3%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	24	28,970

Security		Par (000)	Value
Real Estate Management & Development (continued)
ADLER Real Estate AG (continued):
2.13%, 02/06/24	EUR	100	$114,261
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	218	212,550
Howard Hughes Corp., 5.38%, 03/15/25(d)		283	273,449
Realogy Group LLC/Realogy Co-Issuer Corp.(d):
4.50%, 04/15/19		391	391,000
5.25%, 12/01/21		487	490,652
4.88%, 06/01/23		114	107,160
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	116,027

			1,734,069
Road & Rail — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(d)	USD	1,035	1,015,749
EC Finance PLC, 2.38%, 11/15/22	EUR	100	116,266
Herc Rentals, Inc.(d):
7.50%, 06/01/22	USD	144	152,280
7.75%, 06/01/24		128	137,600
Hertz Corp., 7.63%, 06/01/22(d)		544	531,760
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	115,291
Loxam SAS, 3.50%, 05/03/23		100	120,389
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/23(d)	USD	350	358,312

			2,547,647
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		200	218,520
Micron Technology, Inc., 5.50%, 02/01/25		24	24,968
Microsemi Corp., 9.13%, 04/15/23(d)		35	38,719
Sensata Technologies BV, 5.00%, 10/01/25(d)		300	300,750

			582,957
Software — 1.7%
BMC Software Finance, Inc., 8.13%, 07/15/21(d)		143	146,589
CDK Global, Inc., 4.88%, 06/01/27		351	330,818
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(d)		721	797,606
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(d)(f)		1,366	1,372,830

13

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Infor US, Inc., 6.50%, 05/15/22	USD	2,247	$2,283,514
Informatica LLC, 7.13%, 07/15/23(d)		644	653,660
Nuance Communications, Inc., 6.00%, 07/01/24		835	839,175
PTC, Inc., 6.00%, 05/15/24		312	327,600
RP Crown Parent LLC, 7.38%, 10/15/24(d)		433	445,990
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		1,990	2,208,303
TIBCO Software, Inc., 11.38%, 12/01/21(d)		1,466	1,594,275
Veritas US, Inc./Veritas Bermuda Ltd.(d):
7.50%, 02/01/23		369	353,317
10.50%, 02/01/24		289	246,373

			11,600,050
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		741	733,590
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		69	67,275
Hexion US Finance Corp., 6.63%, 04/15/20		64	60,400
JC Penney Corp., Inc., 8.13%, 10/01/19		24	24,870
L Brands, Inc.:
6.88%, 11/01/35		386	350,777
6.75%, 07/01/36		109	98,100
Masaria Investments SAU, 5.00%, 09/15/24	EUR	100	115,181
Penske Automotive Group, Inc., 5.75%, 10/01/22	USD	288	294,480
PVH Corp., 3.13%, 12/15/27	EUR	107	122,708

			1,867,381
Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(d):
7.13%, 06/15/24	USD	1,277	1,372,090
6.02%, 06/15/26		245	258,553
8.35%, 07/15/46		385	468,169
Western Digital Corp., 4.75%, 02/15/26		807	793,886

			2,892,698
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	49	60,225

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	136,192

Security		Par (000)	Value
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22(d)	USD	225	$225,000

			361,192
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24(d)		320	328,800

Transportation Infrastructure — 0.0%
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	100	122,430

Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 06/15/21		100	118,676

Wireless Telecommunication Services — 2.1%
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24	USD	547	547,684
5.38%, 03/15/27		62	62,310
Digicel Group Ltd., 8.25%, 09/30/20(d)		222	168,165
Digicel Ltd., 6.00%, 04/15/21(d)		2,074	1,900,302
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	100	118,231
4.00%, 11/15/27		100	111,962
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)	USD	380	348,650
SBA Communications Corp., 4.00%, 10/01/22(d)		299	287,040
Sprint Capital Corp.:
6.90%, 05/01/19		270	277,398
8.75%, 03/15/32		68	73,185
Sprint Communications, Inc., 7.00%, 03/01/20(d)		1,497	1,564,739
Sprint Corp.:
7.88%, 09/15/23		1,079	1,132,410
7.13%, 06/15/24		3,216	3,240,120
7.63%, 02/15/25		1,059	1,090,770
7.63%, 03/01/26		370	380,175
T-Mobile USA, Inc.:
6.38%, 03/01/25		292	305,111
6.50%, 01/15/26		429	447,769
4.50%, 02/01/26		510	479,400
4.75%, 02/01/28		361	337,535
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		745	726,152

			13,599,108

Total Corporate Bonds — 49.5% (Cost — $341,018,614)			328,760,707

14

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (k) — 84.1%

Aerospace & Defense — 1.0%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/18/24	USD	2,704	$2,709,337
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 07/07/22		487	489,123
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.48%, 06/09/23		3,545	3,535,995
WP CPP Holdings LLC, 2018 Term Loan, 04/30/25(l)		145	145,589

			6,880,044
Air Freight & Logistics — 0.4%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(a)		1,290	1,313,155
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		241	240,456
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		122	122,108
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		937	934,744
Livingston International, Inc., Term Loan B3, (3 mo. LIBOR + 5.75%), 8.05%, 03/20/20		149	148,036

			2,758,499
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 3.30%, 09/10/18(a)		75	74,871

Auto Components — 0.3%
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 7.31%, 05/19/23(a)		946	947,814
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 05/16/24		771	769,521

			1,717,335
Automobiles — 0.1%
CH Hold Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 02/01/24		886	888,113

Security		Par (000)	Value
Banks
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.61%, 11/01/24	USD	469	$462,965

Building Materials — 0.2%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 07/28/22		686	674,884
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (2 mo. LIBOR + 8.50% 1.00% Floor), 10.60%, 07/28/23		395	391,299

			1,066,183
Building Products — 0.8%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.23%, 08/18/23		370	371,491
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75% 1.00% Floor), 5.59%, 05/03/24		1,950	1,958,235
GYP Holdings III Corp., 2018 Term Loan B, 04/01/25(l)		340	339,660
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.30%, 12/14/24		943	943,523
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.56%, 12/19/23		1,863	1,867,561

			5,480,470
Capital Markets — 1.0%
Duff & Phelps Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.55%, 02/13/25		485	484,394
EIG Management Company LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.08%, 01/31/25		1,575	1,587,546
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 12/27/22		1,358	1,357,859
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.75%, 10/12/22		1,430	1,436,163
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.30%, 03/27/23		2,034	2,038,555

			6,904,517
Chemicals — 2.7%
Alpha 3 BV, 2017 Term Loan B1, (1 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 01/31/24		1,829	1,823,531

15

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.05%, 06/01/24	USD 2,136	$2,136,329
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 05/16/24	1,345	1,344,501
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.74%, 04/03/25	112	112,088
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 06/28/24	658	660,819
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/07/24	1,000	1,003,130
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.11%, 07/09/19	196	188,356
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.10%, 03/28/25	1,508	1,513,369
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.73%, 03/25/26	390	393,900
MacDermid, Inc.:
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 06/07/23	1,687	1,691,614
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 06/07/20	310	311,506
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.88%, 10/11/24	3,561	3,563,283
PQ Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 02/08/25	1,450	1,449,609
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.06%, 08/07/20	526	526,357
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 03/08/25	1,065	1,064,340

		17,782,732
Commercial Services & Supplies — 4.4%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.00%, 11/10/23	1,951	1,955,702
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 08/04/25	901	922,173

Security	Par (000)	Value
Commercial Services & Supplies (continued)
Asurion LLC (continued):
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.73%, 08/04/22	USD 1,834	$1,840,348
2018 Term Loan B6, (1 mo. LIBOR + 2.75%), 4.73%, 11/03/23	1,663	1,669,512
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/03/23	2,661	2,662,274
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 05/20/24	2,400	2,407,935
Creative Artists Agency LLC, 2018 Term Loan B, (PRIME + 2.00%), 4.92%, 02/15/24	1,284	1,289,136
Dealer Tire LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.67%, 12/22/21(a)	95	93,580
EnergySolutions, LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.77%, 05/02/25	470	474,996
Garda World Security Corp., 2017 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.51%, 05/24/24	856	860,925
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75% 1.00% Floor), 7.05%, 11/03/23	806	793,645
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.81%, 03/09/23	1,135	1,138,214
Learning Care Group, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.43%, 03/13/25	550	551,375
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 05/02/22	2,166	2,157,778
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 07/14/23	2,160	2,169,337
Verisure Holding AB, EUR Term Loan B1E, 10/20/22(l)	EUR 1,000	1,158,623
West Corp.:
2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 10/10/24	USD 2,180	2,175,573
2018 Term Loan B1, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/24	1,440	1,426,882

16

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services & Supplies (continued)
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 09/27/24	USD 3,017	$3,020,542

		28,768,550
Communications Equipment — 0.8%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 11/21/24	2,671	2,689,336
Avaya, Inc.:
Exit Term Loan B, (1 mo. LIBOR + 4.75% 1.00% Floor), 6.68%, 12/15/24	1,534	1,542,237
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 3.98%, 12/29/22	393	394,314
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 11/01/24	580	581,704

		5,207,591
Construction & Engineering — 1.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.61%, 06/21/24	5,627	5,655,976
Engility Corp.:
Term Loan B1, (1 mo. LIBOR + 2.25%), 4.23%, 08/12/20	143	142,920
Term Loan B2, (PRIME + 1.75%), 4.73%, 08/12/23	809	808,147
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 03/23/25	1,053	1,063,368
SRS Distribution Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25	2,049	2,039,274
USIC Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.28%, 12/08/23	1,035	1,038,720

		10,748,405
Construction Materials — 1.3%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.12%, 08/01/24	229	229,898
Filtration Group Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 03/29/25	4,615	4,635,768

Security	Par (000)	Value
Construction Materials (continued)
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 04/01/23	USD 2,287	$2,285,295
Xella International GmbH, 2017 EUR Term Loan B, 04/11/24(l)	EUR 1,000	1,165,438

		8,316,399
Containers & Packaging — 0.9%
Berlin Packaging LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.94%, 11/07/25	USD 515	515,428
Berry Global, Inc., Term Loan Q, (1 mo. LIBOR + 2.00%), 3.96%, 10/01/22	3,228	3,237,124
BWAY Holding Co., 2017 Term Loan B, (2 mo. LIBOR + 3.25%), 5.59%, 04/03/24	2,200	2,203,151
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.51%, 11/18/23	130	130,569

		6,086,272
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 10/31/23	2,299	2,287,110
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.49%, 08/28/24	1,864	1,860,673

		4,147,783
Diversified Consumer Services — 2.9%
AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 12/13/23	399	399,489
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 07/12/24	821	821,901
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.73%, 11/07/23	1,567	1,570,335
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 03/31/25(a)	660	660,000
Equian LLC, Add on Term Loan B, (3 mo. LIBOR + 3.25%), 5.20%, 05/20/24	2,334	2,345,571
J.D. Power and Associates, 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.55%, 09/07/23	1,965	1,972,407
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.17%, 05/15/24	1,402	1,404,273

17

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Consumer Services (continued)
Serta Simmons Bedding LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.72%, 11/08/23	USD 2,487	$2,187,540
2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 10.33%, 11/08/24	862	651,222
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 11/08/23	2,326	2,336,219
Spin Holdco, Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.25% 1.00% Floor), 5.34%, 11/14/22	1,827	1,836,119
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.92%, 04/04/25	1,235	1,242,200
Weight Watchers International, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.75%), 6.99%, 11/29/24	1,807	1,826,631

		19,253,907
Diversified Financial Services — 0.8%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 04/04/24	1,445	1,448,117
CVS Holdings I LP, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 02/06/25(a)	975	966,469
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.14%, 02/07/25	360	358,801
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 06/28/24(a)	1,529	1,541,824
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 02/09/25(a)	1,105	1,092,569

		5,407,780
Diversified Telecommunication Services — 5.9%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 4.73%, 11/01/22	2,592	2,584,592
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 01/31/25	12,848	12,680,755
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 4.74%, 03/31/21	2,713	2,676,213
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 05/16/24	1,075	1,077,688

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.21%, 02/22/24	USD 4,981	$4,983,553
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 11/15/24	769	772,452
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.50%, 02/02/24	1,971	1,970,155
Telenet Financing USD LLC:
Term Loan AL, (1 mo. LIBOR + 2.50%), 4.42%, 03/01/26	4,380	4,379,474
USD Term Loan AN, 08/17/26(l)	4,625	4,615,380
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.81%, 11/17/23	1,302	1,304,866
Virgin Media Investment Holdings Ltd., GBP Term Loan L, (LIBOR – GBP + 3.25%), 3.75%, 01/15/27	GBP 1,400	1,855,545

		38,900,673
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/18(a)(l)	USD 2,375	—

Electrical Equipment — 0.6%
EXC Holdings III Corp., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.16%, 12/02/24	873	879,725
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 04/01/24	3,208	3,221,580

		4,101,305
Energy Equipment & Services — 0.8%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.93%, 03/01/24	1,500	1,468,125
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/12/25(a)	1,690	1,694,225
Ocean Rig UDW, Inc., Term Loan, 8.00%, 09/20/24	141	146,977
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.68%, 11/08/22(a)	770	798,875
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00% 1.00% Floor), 8.30%, 02/21/21	895	778,215

18

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.42%, 07/13/20	USD 688	$681,014

		5,567,431
Food & Staples Retailing — 1.3%
Albertsons LLC:
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.73%, 08/25/21	753	744,808
2018 ABL Last Out Term Loan, 04/02/23	875	875,656
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/03/24	2,124	2,126,204
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 08/03/22	1,797	1,801,012
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 06/27/23	2,980	2,990,204

		8,537,884
Food Products — 1.7%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/23	1,423	1,424,711
Dole Food Co., Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.71%, 04/06/24	765	765,513
Hearthside Food Solutions LLC, 2018 Term Loan B, 05/23/25(l)	702	696,717
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.65%, 10/30/22	1,950	1,944,079
Pinnacle Foods Finance LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.66%, 02/02/24	1,408	1,414,389
Reddy Ice Corp.:
1st Lien Term Loan, (PRIME + 4.50%), 7.88%, 05/01/19	1,773	1,764,325
2nd Lien Term Loan, (3 mo. LIBOR + 9.50% 1.25% Floor), 11.83%, 11/01/19	724	686,895
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.73%, 02/05/23	2,178	2,181,681
Sigma Bidco BV, 2018 Term Loan B, 02/23/25(l)	167	166,858

		11,045,168
Health Care Equipment & Supplies — 2.4%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.25%), 4.56%, 09/28/23	2,271	2,268,473

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.30%, 11/14/24(a)	USD 1,741	$1,744,989
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.40%, 06/08/20	5,282	5,293,668
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.30%, 06/15/21(a)	3,376	3,431,295
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 06/30/21	3,019	3,020,027

		15,758,452
Health Care Providers & Services — 3.0%
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 06/07/23	2,743	2,760,267
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 12/31/19	927	922,211
Concentra Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.66%, 06/01/22	1,780	1,784,450
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.09%, 02/07/22	875	875,460
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 06/24/21	862	869,309
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.49%, 12/20/24	709	713,746
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.99%, 12/01/23	3,128	3,131,540
HCA, Inc., 2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 3.98%, 03/13/25	965	971,437
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 06/07/23	1,999	2,001,317
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 5.30%, 01/31/21	662	663,567
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 10/20/22	1,310	1,304,275
NVA Holdings, Inc., Term Loan B3, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 02/02/25	1,129	1,130,022

19

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/06/24	USD 1,251	$1,206,166
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/13/23	450	452,483
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.58%, 06/07/24	916	915,650

		19,701,900
Health Care Technology — 0.8%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/24	2,580	2,578,308
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 10/21/23	1,817	1,823,107
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.30%, 03/07/24	618	618,805

		5,020,220
Hotels, Restaurants & Leisure — 3.7%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 1.75%), 4.10%, 05/01/24	1,327	1,319,100
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 4.25%, 09/15/23	1,054	1,058,365
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.83%, 08/14/23(a)	1,425	1,435,982
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 02/16/24	3,332	3,328,880
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 12/22/24	2,340	2,340,004
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 08/08/21	755	756,705
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 02/14/21	700	651,442
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.05%, 08/23/24	1,502	1,502,445
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 08/30/23	1,756	1,757,368

Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.98%, 11/30/23	USD 212	$212,873
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 03/29/24	935	935,776
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 3.71%, 10/25/23	740	743,475
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.21%, 02/05/25	1,507	1,511,956
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.12%, 12/15/24	965	967,683
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 04/29/24	1,840	1,826,552
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 02/22/24	1,218	1,216,575
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.73%, 08/14/24	1,519	1,522,929
Tackle S.A.R.L, 2017 EUR Term Loan, 08/08/22(l)	EUR 1,000	1,164,339

		24,252,449
Household Products — 0.4%
SIWF Holdings, Inc., 1st Lien Term Loan, 05/17/25(a)(l)	USD 1,050	1,052,625
Spectrum Brands, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.00%), 4.15%, 06/23/22	1,745	1,742,734

		2,795,359
Independent Power and Renewable Electricity Producers — 2.2%
AES Corporation, 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.07%, 05/31/22	1,460	1,458,118
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 01/15/25	504	502,854
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.81%, 01/15/23	653	653,450
Compass Power Generation LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 12/20/24	1,147	1,153,813
Dynegy, Inc., 2017 Term Loan C2, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.46%, 02/07/24	2,304	2,303,295

20

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 12/19/21	USD	1,617	$1,622,645
Term Loan C, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 12/19/21		275	276,086
Kestrel Acquisition LLC, 2018 Term Loan B, 05/01/25(l)		1,045	1,050,883
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 05/16/24		1,620	1,629,918
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 12/09/21(a)		1,522	1,369,814
Vistra Energy Corp., 1st Lien Term Loan B3, 12/01/25(l)		2,680	2,672,925

			14,693,801
Industrial Conglomerates — 0.7%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.91%, 11/30/23		3,354	3,307,499
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.07%, 11/28/21		1,568	1,566,463

			4,873,962
Insurance — 2.1%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.93%, 05/09/25		1,640	1,638,004
AmWINS Group, Inc.:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 01/25/25		1,122	1,131,818
2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.70%, 01/25/24		909	908,927
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 10/22/24		1,705	1,702,257
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 12/02/24		688	684,627
Hub International Limited, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.36%, 04/25/25		2,120	2,115,590
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/21		2,482	2,476,939

Security		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc. (continued):
2nd Lien Term Loan, (3 mo. LIBOR + 5.75% 1.00% Floor), 7.80%, 02/28/22	USD	2,360	$2,360,000
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 06/22/23		1,124	1,130,120

			14,148,282
Internet & Direct Marketing Retail — 0.2%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 08/18/23		1,491	1,490,035

Internet Software & Services — 1.2%
Go Daddy Operating Company LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 02/15/24		2,111	2,116,836
GTT Communications, Inc., 2018 Term Loan B, 04/28/25(l)		800	789,712
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 05/01/24		801	804,473
Intralinks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.99%, 11/11/24		1,057	1,057,794
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 11/03/23		1,612	1,599,321
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 05/06/24		1,646	1,593,031

			7,961,167
IT Services — 3.9%
Access CIG LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.73%, 02/27/25		491	492,927
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.73%, 02/27/26		207	207,287
Altran Technologies SA, 1st Lien Term Loan, (2 mo. LIBOR + 2.75%), 4.80%, 03/20/25		630	632,048
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 05/23/25(l)		1,411	1,411,200
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00% 1.25% Floor), 3.97%, 04/26/24		6,176	6,171,441

21

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
Optiv Security, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.25%, 02/01/24	USD	3,323	$3,240,067
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 9.25%, 02/01/25		500	480,000
Peak 10 Holding Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 08/01/24		438	430,821
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.61%, 08/01/25		1,556	1,563,298
TKC Holdings, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 02/01/23		1,952	1,961,576
2017 2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 9.98%, 02/01/24		1,504	1,510,588
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.98%, 04/10/23		2,492	2,485,865
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.92%, 10/14/23		788	788,798
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 06/30/23		2,177	2,177,772
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.23%, 06/30/23		2,279	2,285,594

			25,839,282
Leisure Products — 0.1%
MND Holdings III Corp., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 06/19/24(a)		804	809,954

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/30/24		296	295,291
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00% 1.00% Floor), 8.98%, 08/30/25		75	75,812

Security		Par (000)	Value
Life Sciences Tools & Services (continued)
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 09/27/24	USD	741	$739,803

			1,110,906
Machinery — 1.3%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.30%, 05/18/24		942	940,787
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.05%, 07/30/24		1,386	1,390,987
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.48%, 08/05/24		901	905,433
Mueller Water Products, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.58%, 11/25/21		551	555,297
Rexnord LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.21%, 08/21/24		659	661,415
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.41%, 05/01/24		1,849	1,857,909
Titan Acquisition Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.06%, 03/28/25		2,512	2,492,681

			8,804,509
Media — 7.4%
Altice Financing SA:
2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.10%, 01/31/26		1,377	1,350,422
2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.10%, 07/15/25		259	254,326
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 07/28/25		4,750	4,727,754
CBS Radio, Inc., 2017 Term Loan B, (PRIME + 1.75%), 4.70%, 11/17/24		1,134	1,121,693
Charter Communications Operating LLC:
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.49%, 03/31/23		2,626	2,622,762
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 04/30/25		5,003	5,008,894
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.17%, 07/17/25		2,749	2,737,397

22

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
CSC Holdings LLC (continued):
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.42%, 01/25/26	USD	1,605	$1,600,987
Getty Images, Inc., Term Loan B, (3 mo. LIBOR + 3.50% 1.25% Floor), 5.80%, 10/18/19		121	117,028
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 01/02/24		1,714	1,771,972
Learfield Communications LLC(a):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.24%, 12/01/23		186	186,757
2017 1st Lien Term Loan, 12/01/23(l)		1,354	1,359,010
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 3.75%, 10/31/23		597	599,056
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.68%, 09/13/24		803	802,982
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.41%, 01/17/24		119	119,002
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.41%, 01/17/24		925	926,681
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 5.35%, 01/31/26		677	666,431
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 03/01/25		900	896,625
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 02/01/24		936	921,171
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 04/11/25		1,901	1,897,763
Sinclair Television Group, Inc., 2017 Term Loan B, 12/12/24(l)		1,132	1,130,585
Stars Group Holdings B.V. (The), 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 5.32%, 04/06/25		3,278	3,278,291
Trader Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/28/23		985	983,209
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.98%, 01/27/24		3,113	3,109,386
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 4.17%, 09/30/25		2,300	2,297,539

Security		Par (000)	Value
Media (continued)
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan B, 05/24/23(l)	USD	1,085	$1,083,872
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.42%, 01/15/26		5,346	5,328,358
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 05/18/25(l)		810	804,435
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.42%, 04/15/25		1,295	1,287,204

			48,991,592
Metals & Mining — 0.2%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.30%, 01/29/25(a)		1,137	1,144,257
WireCo WorldGroup, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 09/30/23		404	406,729

			1,550,986
Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.94%, 08/04/24		930	932,939
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 09/30/22		883	821,818
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 10/25/20		497	440,067

			2,194,824
Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.91%, 05/10/25		1,757	1,770,582

Oil, Gas & Consumable Fuels — 2.7%
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25% 1.00% Floor), 6.31%, 06/24/24		2,350	2,289,492
Brazos Delaware II, LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 5.95%, 05/21/25		1,410	1,406,475
California Resources Corp.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.70%, 12/31/22		1,922	1,964,438
Second Out Term Loan, (1 mo. LIBOR + 10.38% 1.00% Floor), 12.34%, 12/31/21		1,895	2,123,594

23

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50% 1.00% Floor), 9.47%, 08/23/21	USD	2,457	$2,578,954
CONSOL Energy, Inc.:
1st Lien Term Loan A, (1 mo. LIBOR + 4.50%), 6.58%, 11/26/21(a)		340	339,575
1st Lien Term Loan B, (1 mo. LIBOR + 6.00% 1.00% Floor), 8.32%, 10/26/22		778	796,763
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.34%, 02/06/25		740	737,536
EWT Holdings III Corp., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 12/20/24		115	115,444
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 02/17/25(a)		1,580	1,564,200
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/30/24(a)		1,227	1,206,987
Ultra Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 04/12/24		475	433,947
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.88% 1.00% Floor), 8.86%, 12/12/21(a)		1,148	1,145,130
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 01/17/25		1,410	1,361,087

			18,063,622
Personal Products — 0.9%
Clover Merger Sub, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 09/26/24		3,632	3,210,467
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.73%, 09/26/25		1,656	1,277,190
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 3.98%, 01/26/24		1,412	1,417,250

			5,904,907
Pharmaceuticals — 2.7%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.25%, 04/16/21(a)		1,454	1,413,689

Security		Par (000)	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.63%, 05/04/25	USD	3,295	$3,286,763
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.25%, 04/29/24		1,275	1,260,646
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.00%, 01/31/25		3,175	3,183,945
Jaguar Holding Company II, 2018 Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.65%, 08/18/22		3,569	3,565,526
Valeant Pharmaceuticals International, Inc.:
2018 Term Loan B, 05/17/25(l)		1,050	1,051,712
Series F4 Term Loan B, (1 mo. LIBOR + 3.50%), 5.42%, 04/01/22		3,905	3,909,200

			17,671,481
Professional Services — 1.2%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.75%), 4.68%, 09/27/24		2,244	2,239,619
Information Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.57%, 01/18/24		767	770,611
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 04/02/25		1,012	1,013,745
PricewaterhouseCoopers LLP, 2018 Term Loan, (3 mo. LIBOR + 3.25%), 5.16%, 05/01/25(a)		880	884,400
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 8.72%, 11/14/22(a)		1,034	1,038,889
Sterling Infosystems, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 06/20/22(a)		1,828	1,818,387

			7,765,651
Real Estate Investment Trusts (REITs) — 1.2%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.49%, 03/24/24		572	571,456
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 Week LIBOR + 2.00%), 3.75%, 04/25/23		3,147	3,144,562

24

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 3.96%, 12/20/24	USD	4,029	$4,027,145

			7,743,163
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.23%, 04/18/24		3,596	3,594,862
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 02/08/25		2,593	2,604,854
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 01/23/25		905	907,643

			7,107,359
Restaurants — 0.1%
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.69%, 04/03/25		896	899,309

Road & Rail — 0.2%
PODS LLC, Term Loan B3, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 12/06/24		1,348	1,348,791

Semiconductors & Semiconductor Equipment — 0.6%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.22%, 08/16/22(a)		521	520,850
Microchip Technology Incorporated, 2018 Term Loan B, 05/29/25(l)		2,900	2,915,225
ON Semiconductor Corporation, 2018 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 3.73%, 03/31/23		326	326,050

			3,762,125
Software — 8.2%
Almonde, Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 06/13/24		1,136	1,117,662
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.56%, 06/13/25		108	104,044
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/19/24		1,929	1,941,386
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 9.30%, 09/19/25		470	485,826

Security		Par (000)	Value
Software (continued)
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.56%, 12/20/22	USD	1,104	$1,104,126
Barracuda Networks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 02/12/25		910	914,168
BMC Software Finance, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 09/10/22		1,333	1,334,058
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 04/27/24		1,216	1,217,551
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 04/27/25		740	743,241
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.99%, 09/07/23		1,993	1,990,197
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.61%, 05/28/24		1,163	1,132,229
DTI Holdco, Inc., 2018 Term Loan B, (PRIME + 3.75%), 6.73%, 10/02/23(a)		1,109	1,104,844
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.24%, 02/26/25		565	566,836
Hyland Software, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 07/01/22		1,368	1,377,563
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.98%, 07/07/25		675	685,969
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/01/22		2,345	2,343,841
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 08/05/22		3,119	3,138,353
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.31%, 04/01/21		1,093	1,092,314
Kronos, Inc.:
2017 Term Loan B, (2 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 11/01/23		2,589	2,599,695
2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 10.61%, 11/01/24		1,175	1,216,125
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.75%), 4.73%, 06/21/24		278	277,150

25

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 09/30/24	USD	1,476	$1,485,873
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/29/24		3,725	3,723,490
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.23%, 11/20/25		1,180	1,186,879
2017 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 5.22%, 11/29/24		300	300,361
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.99%, 04/26/24		775	772,039
Project Leopard Holdings, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 07/07/23		856	866,402
Renaissance Learning, Inc., 2018 Add On Term Loan, 05/18/25(l)		605	605,000
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%), 4.73%, 06/21/24		1,879	1,871,661
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.98%, 02/05/24		3,165	3,175,923
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/03/23		2,295	2,300,400
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.55%, 09/30/22		1,729	1,730,107
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		876	880,538
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.23%, 07/08/22		1,387	1,394,215
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		2,341	2,352,861
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 05/01/24		2,794	2,794,474

Security		Par (000)	Value
Software (continued)
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 12/04/20	USD	2,206	$2,212,276

			54,139,677
Specialty Retail — 1.1%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.94%, 07/01/22		1,875	1,481,810
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 4.86%, 11/07/24		274	275,226
CD&R Firefly Bidco Limited, 2018 GBP Term Loan B1, 05/09/25(l)	GBP	1,000	1,319,939
Leslie’s Poolmart, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 08/16/23	USD	424	422,412
Michaels Stores, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.46%, 01/28/23		651	649,586
Party City Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.94%, 08/19/22		607	609,026
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.61%, 01/26/23		499	349,854
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 12/20/24		1,177	1,143,704
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.36%, 09/12/24		793	775,602
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.93%, 04/13/23(a)		199	200,990

			7,228,149
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25% 1.00% Floor), 7.31%, 08/12/22		2,462	2,467,285

26

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 12/15/24	USD 484	$486,206

		2,953,491
Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.61%, 05/18/25(a)	2,282	2,288,180

Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 01/02/25	2,357	2,355,563
HD Supply, Inc.:
Term Loan B3, (3 mo. LIBOR + 2.25%), 4.55%, 08/13/21	1,237	1,243,236
Term Loan B4, (3 mo. LIBOR + 2.50%), 4.80%, 10/17/23	1,891	1,900,590
LSF9 Cypress Holdings LLC, 2018 Term Loan B, 05/10/25	1,080	1,080,681
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.57%, 06/09/23	241	242,316
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 5.73%, 01/04/23(a)	382	385,984

		7,208,370
Transportation — 0.4%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 06/15/23(a)	640	649,600
Safe Fleet Acquisition, Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.91%, 02/01/25	1,380	1,373,969
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.66%, 02/01/26	735	734,390

		2,757,959
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 11/28/24	991	994,221

Wireless Telecommunication Services — 1.2%
Geo Group, Inc. (The), 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.97%, 03/22/24	1,490	1,489,026

Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20(f)	USD 7,389	$6,211,268

		7,700,294

Total Floating Rate Loan Interests — 84.0% (Cost — $559,241,237)		557,409,888

	Beneficial Interest (000)
Other Interests(m) — 0.0%

Communications Equipment — 0.0%
Avaya, Inc.(b)	935	—

IT Services — 0.0%
Millennium Corp.(a)(b)	1,156	—
Millennium Lender Claims(a)(b)	1,084	—

Total Other Interests — 0.0% (Cost — $—)		—

	Par (000)
Preferred Securities — 1.6%

Capital Trusts — 1.3%
ATF Netherlands BV, 3.75%,(h)(i)	100	118,366
Banco Santander SA, 6.25%(h)(i)	100	119,512
Bank of America Corp., Series X, 6.25%(h)(i)	1,100	1,144,242
Citigroup, Inc., Series N, 5.80%,(h)(i)	1,100	1,130,657
Cooperatieve Rabobank UA, 6.63%(h)(i)	200	263,885
Credit Agricole SA, 6.50%(h)(i)	100	127,427
Enel SpA, 7.75% , 09/10/2075(h)	100	146,288
Erste Group Bank AG, 6.50%(h)(i)	200	255,452
Gas Natural Fenosa Finance BV, 3.38%(e)(i)	100	116,241
Goldman Sachs Group, Inc., Series P, 5.00%(e)(i)	1,910	1,816,410
HBOS Capital Funding LP, 6.85%(i)	200	201,920
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.56%(c)(i)	100	75,004
HSBC Holdings PLC, 6.00%(h)(i)	600	574,500
Intesa Sanpaolo SpA, 7.00%(h)(i)	400	485,156
JPMorgan Chase & Co., Series V, 5.00%(h)(i)	780	786,825
National Westminster Bank PLC, Series C, 2.56%(e)(i)	100	80,400
Origin Energy Finance Ltd., 4.00% , 09/16/2074(h)	100	120,851

27

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Trusts (continued)
Repsol International Finance BV, 4.50%, 03/25/75(h)	USD 100	$123,686
Royal Bank of Scotland Group PLC, 8.63%(h)(i)	246	266,221
RWE AG, 2.75% , 04/21/75(h)	10	11,886
Solvay Finance SA, 5.12%(h)(i)	100	128,011
Telefonica Europe BV(h)(i):
3.75%	100	120,295
4.20%	200	243,563
5.00%	100	124,389
UBS Group Funding Switzerland AG, 5.00%(e)(i)	200	180,222

Total Capital Trusts — 1.3% (Cost — $8,640,141)		8,761,409

	Shares
Preferred Stock — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(h)(i)	13,562	352,029

Total Preferred Stocks — 0.1% (Cost — $338,750)		352,029

Trust Preferred — 0.2%

Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, (3 mo. LIBOR US + 5.79%), 8.13%, 2/15/40(h)	59,231	1,546,208

Total Trust Preferred — 0.2% (Cost — $1,547,459)		1,546,208

Total Preferred Securities — 1.6% (Cost — $10,526,350)		10,659,646

Security	Shares	Value
Warrants(a) — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)	5,287	$—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,053	—

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Expires 3/15/18, Strike Price $0.01)	5	—

Total Warrants — 0.0% (Cost — $30)		—

Total Long-Term Investments — 146.1% (Cost — $995,695,614)		969,383,699

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(n)(o)	1,328,812	1,328,812

Total Short-Term Securities — 0.2% (Cost — $1,328,812)		1,328,812

Options Purchased — 0.0% (Cost — $5,867)		—

Total Investments — 146.3% (Cost — $997,030,293)		970,712,511
Liabilities in Excess of Other Assets — (46.3)%		(307,151,8)

Net Assets — 100.0%		$663,560,670

28

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	When-issued security.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)	Annualized 7-day yield as of period end.
(o)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 02/28/18	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,328,812	1,328,812	$1,328,812	$25,109	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

USD — U.S. Dollar

29

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	1	06/15/18	$40	$1,051
Euro Stoxx 600 Index	1	06/15/18	9	(791)

				260

Short Contracts:
Euro Bund	1	06/07/18	155	(1,825)
10-Year U.S. Treasury Note	2	09/19/18	241	(1,769)
Long Gilt	1	09/26/18	164	(2,115)
5-Year U.S. Treasury Note	1	09/28/18	114	297

				(5,412)

				$(5,152)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,389,000	USD	12,129,158	Morgan Stanley & Co. International PLC	06/04/18	$16,109
USD	19,242	EUR	16,000	Goldman Sachs International	06/04/18	537
USD	99,369	EUR	83,000	State Street Bank and Trust Co.	06/04/18	2,338
USD	85,100	EUR	72,000	UBS AG	06/04/18	928
USD	13,795,149	EUR	11,394,000	UBS AG	06/04/18	474,987
USD	3,486,958	GBP	2,533,000	BNP Paribas S.A.	06/04/18	119,713
USD	3,268,045	GBP	2,452,723	BNP Paribas S.A.	07/05/18	2,267

						616,879

EUR	900,000	USD	1,052,289	Goldman Sachs International	06/04/18	(144)
EUR	150,000	USD	175,583	Natwest Markets PLC	06/04/18	(226)
GBP	2,452,723	USD	3,262,858	BNP Paribas S.A.	06/04/18	(2,328)
USD	12,158,454	EUR	10,389,000	Morgan Stanley & Co. International PLC	07/05/18	(16,524)

						(19,222)

						$597,657

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	6	12/14/19	USD	942.86	USD	—	$—

30

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	620	$25,400	$(18,488)	$43,888
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	BB	USD	14,271	1,084,637	942,720	141,917
Markit CDX North America High Yield Index, Series 30, Version 1	5.00%	Quarterly	06/20/23	NR	USD	44,969	3,251,928	2,892,666	359,262
Markit iTraxx XO, Series 29, Version 1	5.00%	Quarterly	06/20/23	NR	EUR	210	23,586	25,931	(2,345)

							$4,385,551	$3,842,829	$542,722

(a)	Using Standard & Poor’s (S&P’s) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing RatePaid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	236	$66,345	$79,931	$(13,586)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	20	$2,950	$3,209	$(259)
Casino Guichard Perrachon SA	1.00	Quarterly	J.P. Morgan Chase Bank N.A.	12/20/22	BB+	EUR	50	(5,167)	(1,985)	(3,182)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/22	BB+	EUR	20	2,944	3,694	(750)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	30	(1,126)	(568)	(558)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,235)	(1,027)	(208)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	10	(1,235)	(1,017)	(218)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/23	BBB-	EUR	50	(1,580)	(421)	(1,159)
Barclays Bank PLC	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	30	(4,704)	(4,712)	8
Intrum AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	1,963	2,042	(79)
Intrum AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	4,909	5,404	(495)
Intrum AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	7	673	827	(154)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	5	729	842	(113)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	3	437	515	(78)
TDC A/S	1.00	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	20	(2,011)	(1,916)	(95)

								$(2,453)	$4,887	$(7,340)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

31

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$62,824,443	$1,398,175	$64,222,618
Common Stocks	988,600	96,277	7,245,963	8,330,840
Corporate Bonds	—	318,979,357	9,781,350	328,760,707
Floating Rate Loan Interests	—	521,130,118	36,279,770	557,409,888
Preferred Securities	1,898,237	8,761,409	—	10,659,646
Short-Term Securities	1,328,812	—	—	1,328,812
Unfunded Floating Rate Loan Interests(a)	—	712	—	712

	$4,215,649	$911,792,316	$54,705,258	$970,713,223

32

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$545,075	$—	$545,075
Forward foreign currency contracts	—	616,879	—	616,879
Equity contracts	1,051	—	—	1,051
Interest rate contracts	297	—	—	297
Liabilities:
Credit contracts	—	(23,279)	—	(23,279)
Forward foreign currency contracts	—	(19,222)	—	(19,222)
Equity contracts	(791)	—	—	(791)
Interest rate contracts	(5,709)	—	—	(5,709)

	$(5,152)	$1,119,453	$—	$1,114,301

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation).

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $293,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Rights	Total
Assets:
Opening balance, as of February 28, 2018	$3,224,021	$725,000	$10,179,073	$40,446,123	$37,223	$54,611,440
Transfers into Level 3(a)	88,200	1,000,000	—	8,632,794	—	9,720,994
Transfers out of Level 3(b)	—	(300,000)	—	(16,473,432)	—	(16,773,432)
Accrued discounts/premiums	—	—	—	35,470	—	35,470
Net realized gain (loss)	—	—	—	27,350	29,699	57,049
Net change in unrealized appreciation (depreciation)(c)	3,662,767	(26,825)	(404,572)	(203,457)	(37,223)	2,990,690
Purchases	270,975	—	6,849	6,683,212	—	6,961,036
Sales	—	—	—	(2,868,290)	(29,699)	(2,897,989)

Closing balance, as of May 31, 2018	$7,245,963	$1,398,175	$9,781,350	$36,279,770	$—	$54,705,257

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018	$3,662,778	$(26,825)	$(404,573)	$(121,211)	$—	$3,110,169

(a)	As of February 28, 2018, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of February 28, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

33

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $37,686,240. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$7,162,799	Market	EBITDA Multiple(a)	6.63x - 8.38x	7.44x
			Liquidity Discount(b)	8%	—
			Volatility(b)	28%	—
			Time to Exit(b)	0.6 years	—
Corporate Bonds	9,781,347	Market	EBITDA Multiple(a)	6.75x	—
			Liquidity Discount(b)	8%	—
			Volatility(a)	28%	—
			Time to Exit(a)	0.6 years	—
Floating Rate Loan Interests	74,871	Income	Discount Rate(b)	6%	—

	$17,019,017

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

34

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Debt Strategies Fund, Inc.

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Debt Strategies Fund, Inc.

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Debt Strategies Fund, Inc.

Date: July 19, 2018